Expense Example - FidelityStrategicDividendIncomeFund-RetailPRO - FidelityStrategicDividendIncomeFund-RetailPRO - Fidelity Strategic Dividend & Income Fund - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871